Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Nov. 13, 2017
Net Loss			(31,465)	(31,465)
Common stock issued	583	(183)		400
Issuance – November 14, 2017	400			400
Balance at Dec. 31, 2017	400		(31,465)	(31,065)
Balance at Nov. 13, 2017
Net Loss				(144,725)
Balance at Mar. 31, 2018	400	18,640	(144,725)	(125,685)
Balance at Dec. 31, 2017	400		(31,465)	(31,065)
Net Loss			(113,260)	(113,260)
Stock compensation expense		18,640		18,640
Balance at Mar. 31, 2018	400	18,640	(144,725)	(125,685)
Balance at Dec. 31, 2017	400		(31,465)	(31,065)
Net Loss			(490,102)	(490,102)
Recapitalization	310	(33,452)		(33,142)
Common stock issued	382	4,652,304		4,652,686
Stock compensation expense		180,802		180,802
Balance at Jun. 30, 2018	1,275	4,799,471	(521,567)	4,279,179
Net Loss			$ (641,486)	$ (641,486)
Issuance of restricted common stock	34	(34)
Stock compensation expense		$ 148,241		$ 148,241
Balance at Sep. 30, 2018	1,309	4,974,678	(1,163,053)	3,785,934
Balance at Jun. 30, 2018	1,275	4,799,471	(521,567)	4,279,179
Net Loss				(2,147,357)
Balance at Mar. 31, 2019	1,309	5,253,776	(2,668,924)	2,586,161
Balance at Sep. 30, 2018	1,309	4,974,678	(1,163,053)	3,785,934
Net Loss			(557,610)	(557,610)
Stock compensation expense		153,726		153,726
Balance at Dec. 31, 2018	1,309	5,101,404	(1,720,663)	3,382,050
Net Loss			(948,261)	(948,261)
Stock compensation expense		152,372		152,372
Balance at Mar. 31, 2019	$ 1,309	$ 5,253,776	$ (2,668,924)	$ 2,586,161